Net Income (Loss) per Share (Tables)	12 Months Ended
Mar. 31, 2023
Net Income (Loss) per Share
Schedule of computation of basic and diluted net loss per share

	Yen in thousands, except share and per share data
	For the fiscal years ended March 31,
	2023	2022	2021
Basic:
Numerator:
Net income (loss)	¥41,303	¥(97,080)	¥(25,798)
Denominator:
Weighted-average common shares outstanding used to compute net income (loss) per share	20,004,000	20,004,000	20,004,000
Basic net income (loss) per share	¥2.06	¥(4.85)	¥(1.29)

Assuming Dilution:
Numerator:
Net income (loss)	¥41,303	¥(97,080)	¥(25,798)
Denominator:
Weighted-average common shares outstanding used to compute net income (loss) per share	20,004,000	20,004,000	20,004,000
Dilutive securities issuable - Stock option plans	1,218,348	—	—
Total weighted-average diluted shares outstanding	21,222,348	20,004,000	20,004,000
Diluted net income (loss) per share	¥1.95	¥(4.85)	¥(1.29)

Schedule of potentially dilutive shares have been excluded from calculation of diluted net loss per share

	March 31,
	2023	2022	2021
2nd and 3rd Series stock options outstanding	54,000	54,000	54,000
4th Series stock options outstanding	—	2,019,000	2,019,000
Total potentially dilutive shares	54,000	2,073,000	2,073,000